INCOME TAXES - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 26, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Income Taxes [Line Items]
Assessable profit to determine applicable tax rate		$ 2,000,000
Income tax rate		25.00%		25.00%	25.00%
Operating Loss Carryforwards	$ 124,324,000	$ 124,324,000
Income Tax Examination, Penalties and Interest Expense					$ 4,324,000	$ 1,660,000	$ 2,664,000
Sale of equity interest, percentage							75.00%
Unrecognized Tax Benefits	0	0		$ 11,065,000	11,065,000			$ 12,725,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense		0		0	$ 0
Income Tax Examination, Penalties Expense		3,065,000
Deferred Tax Assets, Valuation Allowance	$ 58,166,000	58,166,000		59,918,000
Effect of Exchange Rate on Cash		4,601,000
Decreased in net valuation allowance		$ 10,282,000		$ 1,752,000
Singapore [Member]
Income Taxes [Line Items]
Income tax rate		17.00%
PRC Enterprise Income Tax [Member]
Income Taxes [Line Items]
Income tax rate		25.00%
PRC Enterprise Income Tax [Member] | Wangfan Linghang Mobile Network Technology Co., Ltd. ("Linghang") [Member]
Income Taxes [Line Items]
Preferential tax rate	25.00%		15.00%
PRC Enterprise Income Tax [Member] | Air Esurfing Information Technology Co., Ltd.(Formerly Beijing AirMedia Tianyi Information Technology Co., Ltd.) ("Yuehang Tianyi") [Member]
Income Taxes [Line Items]
Preferential tax rate		15.00%
Inland Revenue, Hong Kong [Member] | Corporate Entity [Member] | Maximum [Member]
Income Taxes [Line Items]
Income tax rate		16.50%
Inland Revenue, Hong Kong [Member] | Corporate Entity [Member] | Minimum [Member]
Income Taxes [Line Items]
Income tax rate		8.25%
Inland Revenue, Hong Kong [Member] | Non Corporate Entity [Member] | Maximum [Member]
Income Taxes [Line Items]
Income tax rate		15.00%
Inland Revenue, Hong Kong [Member] | Non Corporate Entity [Member] | Minimum [Member]
Income Taxes [Line Items]
Income tax rate		7.50%